Biological assets - Non-current and current biological assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 11,276	$ 8,516
Current biological assets	156,718	136,888
Biological assets	167,994	145,404	$ 111,818
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	8,989	6,584
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	8,989	6,584
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	3,713	2,034
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	1,984	1,533
Current biological assets	1,729	501
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	652	642
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	349	243
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	303	399
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	31,745	28,189
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	31,745	28,189
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	29,717	25,575
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	29,717	25,575
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	93,178	82,380
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 93,178	$ 82,380